Summary of Stock Option and Restricted Stock Units Activity (Detail) - The 2005 Plan and The 2015 Plan - Employee Stock Options And Restricted Stock Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	15,787	17,387	18,751
Restricted stock units granted	(1,584)	(1,622)	(1,391)
Restricted stock units forfeited	57	22	27
Available for grant at ending balance	14,260	15,787	17,387